Debt - Schedule of Senior Unsecured Notes and Term Loans Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Long-term Debt	$ 6,822,777	$ 6,121,530
Term loan was issued in February 2023
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)		4.3469%
Long-term Debt		$ 921,100	$ 921,100
Unsecured Term Loan
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Long-term Debt	1,650,000	1,648,600	1,513,600
Notes Payable and Term Loan
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Unamortized discount	(145,921)	(169,356)	(200,875)
Unamortized deferred financing costs	(21,335)	(9,144)	(12,417)
Total unsecured notes and term loans payable, net	$ 3,339,744	$ 2,977,100	2,839,708
Term loan was issued in December 2023
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)		5.3699%
Long-term Debt		$ 727,500	592,500
Tranche A-2 Term Loan [Member]
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	5.1378%
Long-term Debt	$ 650,000	727,500
Tranche A-1 Term Loan [Member]
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	4.2763%
Long-term Debt	$ 1,000,000	921,100
Senior Unsecured Notes
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Long-term Debt	$ 1,857,000	$ 1,507,000	1,539,400
Senior Unsecured Notes | Series B issued November 2015
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)		5.24%
Long-term Debt		$ 0	32,400
Senior Unsecured Notes | Series C issued April 2016
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	4.73%	4.73%
Long-term Debt	$ 82,000	$ 82,000	82,000
Senior Unsecured Notes | Public Notes issued March 2018
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	4.50%	4.50%
Long-term Debt	$ 350,000	$ 350,000	350,000
Senior Unsecured Notes | Public Notes Issued February 2019
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	4.625%	4.625%
Long-term Debt	$ 350,000	$ 350,000	350,000
Senior Unsecured Notes | Public Notes Issued November 2020
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	2.75%	2.75%
Long-term Debt	$ 350,000	$ 350,000	350,000
Senior Unsecured Notes | Public Notes Issued November 2021
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	2.70%	2.70%
Long-term Debt	$ 375,000	$ 375,000	$ 375,000
Senior Unsecured Notes | Notes issued March 2025
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	5.40%
Long-term Debt	$ 350,000